Commitments - SPAC Commitments Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments [Abstract]
Beginning balance	$ 187,356	$ 234,145	$ 0
Commitments Subject To Possible Redemption, Amortization Of Issuance Costs	0	6,166	10,325
Commitments Subject To Possible Redemption, IPO Expenses	6,021	10,109	3,362
Commitment subject to possible redemption raised			220,458
Interest Earned On Trust Account	141,301	(65,164)
Commitments Subject To Possible Redemption, Deposits	1,977	2,100
Ending balance	$ 54,053	$ 187,356	$ 234,145